FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2023
FAIR VALUE MEASUREMENTS
Schedule of Investments Measured at Fair Value on Recurring Basis

	Fair Value Measurements at Reporting Date Using
		Quote prices in
	Balance as of	active market	Significant other	Significant
	December 31,	for identical	observable	unobservable
Description	2022	assets (Level 1)	inputs (Level 2)	inputs (Level 3)
Assets:
Foreign exchange forward contracts- receivable	119,625	—	119,625	—
Equity securities applying fair value option	178,871	—	—	178,871
Available-for-sale securities – current	104,499	—	—	104,499

Liabilities:
Convertible senior notes	1,070,699	—	—	1,070,699
Foreign exchange forward contracts- payable	59,911	—	59,911	—
Foreign exchange options	3,226	—	—	3,226

	Fair Value Measurements at Reporting Date Using
		Quote prices in
	Balance as of	active market	Significant other	Significant
	December 31,	for identical	observable	unobservable
Description	2023	assets (Level 1)	inputs (Level 2)	inputs (Level 3)
Assets:
Short term investments - equity linked notes	48,875	48,875	—	—
Foreign exchange forward contracts- receivable	103,100	—	103,100	—
Equity securities applying fair value option	228,706	—	—	228,706
Available-for-sale securities – non-current	104,134	—	—	104,134
Equity securities with readily determinable fair value	330,414	330,114	—	—

Liabilities:
Convertible senior notes	782,969	—	—	782,969
Foreign exchange forward contracts- payable	25,307	—	25,307	—
Foreign exchange options	1,159	—	—	1,159
Financial liabilities measured at fair value(current and non-current portion)	831,333	—	—	831,333

Schedule of Reconciliation of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance on January 1,	1,831,612	1,098,736	1,070,699
Foreign exchange loss/(gain)	(8,560)	60,038	(54,377)
Change in fair value of convertible senior notes loss/(gain)	(327,762)	12,083	84,669
Change in the instrument-specific credit risk gain	(56,224)	(100,158)	(70,732)
Conversion of convertible senior notes	(340,330)	—	(247,290)
Balance on December 31,	1,098,736	1,070,699	782,969

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance on January 1,	(12,924)	(2,659)	(3,226)
Addition of foreign exchange options	(8,544)	3,596	(72,240)
Change in fair value of foreign exchange options gain/(loss)	18,809	(4,163)	74,307
Balance on December 31,	(2,659)	(3,226)	(1,159)

Schedule of changes in Level 3 fair value of available-for-sale securities-current

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance on January 1,	—	—	104,499
Addition	—	100,000	—
Interest accrual	—	3,526	1,974
Settlement of puttable bond	—	—	(105,500)
Change in fair value	—	973	(973)
Balance on December 31,	—	104,499	—

Schedule of changes in Level 3 fair value of available-for-sale securities - non-current

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance on January 1,	—	—	—
Addition	—	—	85,000
Change in fair value	—	—	19,134
Balance on December 31,	—	—	104,134

Schedule of assets Measured on Recurring Basis, Equity Securities

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance on January 1,	—	—	178,871
Addition	—	77,000	—
Change in fair value	—	101,871	49,835
Balance on December 31,	—	178,871	228,706

Schedule of level 3 fair value of guarantee liabilities

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance on January 1,	—	—	—
Additions	—	—	830,540
Profit distribution	—	—	793
Balance on December 31,	—	—	831,333

Schedule of fair value of call spread option contracts

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance on January 1,	756,929	—	—
Issuance of call options	—	—	—
Foreign exchange gain	251	—	—
Change in fair value of call options gain	(136,121)	—	—
Settlement of call options	(621,059)	—	—
Balance on December 31,	—	—	—

Schedule of Change in Fair Value of rate swap Derivatives

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance on January 1,	—	12,294	—
Change in fair value of interest rate swap	—	—	—
Change in fair value of interest rate swap cash flow hedges	12,294	—	—
Cash settlement	—	(12,294)	—
Balance on December 31,	12,294	—	—

Schedule of Change in Fair Value of Derivatives

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance on January 1,	57,332	12,142	—
Additions	—	—	—
Amortization	(6,365)	—	—
Cancellation	(38,825)	(12,142)	—
Balance on December 31,	12,142	—	—

			Type of derivatives
									Equity
	Foreign	Foreign					Available-	Available-	securities
For the year	exchange	exchange			Foreign		for-sale	for-sale	applying
ended	forward -	forward -	Convertible		exchange	Financial	securities	securities	fair value
December 31,	realized	unrealized	senior notes	Call Option	Options	liabilities	-current	non-current	option	Total
2021	393,523	(104,643)	327,762	(136,121)	18,809	—	—	—	—	499,330
2022	(150,538)	(13,818)	(12,083)	—	(4,163)	—	973	—	101,871	(77,758)
2023	(407,245)	18,079	(31,188)	—	74,307	—	(973)	19,134	49,835	(278,051)

Summary of significant unobservable inputs adopted in the valuation of Level 3 instruments

Unobservable inputs of convertible senior notes
Expected volatility	61.53%
Risk free interest rate	5.11%
Discount rate	24.36%

Unobservable inputs of available-for-sale securities - non-current
Expected volatility	50.60%
Risk free interest rate	2.3%

Unobservable inputs of equity securities applying fair value option
Expected volatility	33.6%
Risk free interest rate	2.1%

Unobservable inputs of foreign exchange option
Expected volatility	5.44% - 6.92%
Risk free interest rate	2.08%